STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Foreign Currency Translation Adjustment - the Company [Member]	Retained Earnings (Accumulated Deficit) [Member]	Non-controlling Interest [Member]	Total Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2008	$ 30,718	$ 3,225	$ 48,043	$ 2,472	$ 3,293	$ (26,315)
Balance, shares at Dec. 31, 2008	10,396,548	10,396,548
Stock-based compensation	542		542
Stock-based compensation - granted by related party	156		156
Foreign currency translation adjustments	597				597
Comprehensive income (loss):
Net Income (Loss)	(1,081)					(1,135)	54	(1,081)
Realized foreign currency translation adjustments from sale of subsidiary	(789)			(789)				(789)
Foreign currency translation adjustments	2,116			2,166				2,166
Total comprehensive income								296
Balance at Dec. 31, 2009	32,309	3,225	48,741	3,849	3,890	(27,450)	54
Balance, shares at Dec. 31, 2009	10,396,548	10,396,548
Stock-based compensation	833		833
Stock-based compensation - granted by related party	100		100
Capital fund on loan granted by a related party	297		297
Purchase of non-controlling interests	(30)						(30)
Foreign currency translation adjustments	(490)				(490)
Comprehensive income (loss):
Net Income (Loss)	(6,229)					(6,205)	(24)	(6,229)
Foreign currency translation adjustments	1,226			1,226				1,226
Total comprehensive income								(5,003)
Balance at Dec. 31, 2010	28,016	3,225	49,971	5,075	3,400	(33,655)
Balance, shares at Dec. 31, 2010	10,396,548	10,396,548
Issuance of share capital, net	16,228	1,588	14,640
Issuance of share capital, net, shares		5,423,274
Stock-based compensation	344		344
Stock-based compensation - granted by related party	54		54
Loan granted by a related party	(89)		(89)
Foreign currency translation adjustments	(2,797)				(2,797)
Comprehensive income (loss):
Net Income (Loss)	9,844					9,844		9,844
Foreign currency translation adjustments	(589)			(589)				(589)
Total comprehensive income								9,255
Balance at Dec. 31, 2011	$ 51,011	$ 4,813	$ 64,920	$ 4,486	$ 603	$ (23,811)
Balance, shares at Dec. 31, 2011	15,819,822	15,819,822